Fair values measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments	$ 113	$ 442
Financial liabilities	143,286	183,030
Liabilities	112,826	144,585
Non-current portion of fair value of derivative financial instruments	0	181
At fair value [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	59,453
Financial liabilities	52,511
At fair value [member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings		68,137
Financial liabilities		53,394
At fair value [member] | Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	59,453
Financial liabilities	52,511
At fair value [member] | Level 2 [member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings		68,137
Financial liabilities		53,394
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	58,345
Financial liabilities	51,954
Liabilities	110,299
Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings		66,540
Financial liabilities		52,471
Liabilities		119,011
Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments	113	442
Financial assets, at fair value	113	623
Non-current portion of fair value of derivative financial instruments		181
Financial assets measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments	113	442
Non-current portion of fair value of derivative financial instruments		181
Financial assets measured at fair value [member] | At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments	0
Financial assets measured at fair value [member] | At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments	113
Financial assets measured at fair value [member] | At fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments	0
Financial assets measured at fair value [member] | At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments		0
Non-current portion of fair value of derivative financial instruments		0
Financial assets measured at fair value [member] | At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments		442
Non-current portion of fair value of derivative financial instruments		181
Financial assets measured at fair value [member] | At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Current portion of fair value of derivative financial instruments		0
Non-current portion of fair value of derivative financial instruments		0
Financial liabilities not measured at fair value [member] | At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings		0
Financial liabilities		0
Financial liabilities not measured at fair value [member] | At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings		0
Financial liabilities		$ 0
Financial liabilities not measured at fair value [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	0
Financial liabilities	0
Financial liabilities not measured at fair value [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	0
Financial liabilities	$ 0